Equity-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
NOTE 10 — EQUITY-BASED COMPENSATION

Equity-based compensation expense is recognized based on amortizing the grant-date fair value of equity awards, less actual forfeitures, on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The grant-date fair value of equity awards granted after the IPO is based on the closing price of Class A common stock on the date of grant. As of December 31, 2017, all outstanding equity-based awards have service-based vesting conditions and are classified as equity awards. Equity-based compensation expense is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and related to the following types of equity awards (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Class B Units	$1,771	$555	$490
Restricted Stock Units and Awards	2,662	—	—
Options	1,178	—	—
Total equity-based compensation expense	$5,611	$555	$490

As of December 31, 2017, unrecognized equity-based compensation related to outstanding awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2017 is presented in the table below. Total unrecognized equity-based compensation expense will be adjusted for actual forfeitures.

	Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	Remaining Weighted-Average Amortization Period (in years)
Class B Units	$6,647	3.5
Restricted Stock Units and Awards	6,871	2.7
Options	5,855	4.0
Total unrecognized equity-based compensation	$19,373

2017 Omnibus Incentive Plan

In connection with the IPO, the Company adopted, and the Board approved, the 2017 Omnibus Incentive Plan (the "2017 Incentive Plan"). Under the 2017 Incentive Plan 14.0 million shares of Class A common stock are available for issuance, which the Company may grant as stock options, stock appreciation rights, restricted stock, and other stock-based awards to employees, directors, officers and consultants. As of December 31, 2017, approximately 12.7 million shares remain available for future equity-based award grants.

Restricted Stock Awards and Restricted Stock Units

Restricted stock awards ("RSAs") entitle recipients to vote and to receive all dividends declared with respect to such shares, payable upon vesting. RSAs vest over a period of one to five years, subject to the recipient's continued employment or service. During the year ended December 31, 2017, the Company issued certain employees and consultants an aggregate of approximately 0.6 million RSAs, pursuant to the terms of the 2017 Incentive Plan with a weighted-average grant-date fair value of $16.97.

Restricted stock units ("RSUs") do not entitle recipients to vote or receive dividends. RSUs vest over a period of one to two years, subject to the recipient's continued employment. During the year ended December 31, 2017, the Company issued certain employees an aggregate of approximately 22,000 RSUs, pursuant to the terms of the 2017 Incentive Plan with a weighted-average grant-date fair value of $20.64. RSUs are settled in shares of Class A common stock on a one-to-one basis within thirty days of vesting.

RSA and RSU activity during the year ended December 31, 2017 was as follows:

	Number of RSAs/RSUs (in thousands)	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2017	—	n/a
Granted	584	$17.11
Settled	(135)	$15.91
Forfeited	(29)	$15.06
Outstanding at December 31, 2017(1)	420	$17.63
(1) All outstanding RSAs and RSUs at December 31, 2017 are unvested.

Non-Qualified Stock Options

Non-qualified stock options allow recipients to purchase shares of Class A common stock at a fixed exercise price. The fixed exercise price is equal to the price of a share of Class A common stock at the time of grant.  The options typically vest 20% on the anniversary of the grant date and in equal monthly installments thereafter for a total vesting period of five years and expire ten years after the grant date.

Stock option activity during the year ended December 31, 2017 was as follows (shares and intrinsic value in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	—
Options granted	784	$15.58		n/a
Options exercised	(3)	$15.00		$14
Options forfeited or expired	(26)	$15.00		n/a
Outstanding at December 31, 2017	755	$15.60	9.5	$3,000

Vested and exercisable as of December 31, 2017	59	$15.00	9.4	$242
Expected to vest as of December 31, 2017	696	$15.65	9.5	$2,758

The Company determined the grant-date fair value of the options granted during the year ended December 31, 2017 using the Black-Scholes valuation model with the following weighted-average assumptions:

Expected volatility(1)	63.0%
Expected dividend yield	—%
Expected term (in years)(2)	6.27
Risk-free interest rate	2.0%
Weighted-average grant-date fair value per option	$9.18

(1) Measured using selected high-growth guideline companies and considering the risk factors that would influence the range of expected volatility because the Company does not have sufficient historical data to provide a reasonable basis upon which to estimate the expected volatility.
(2) Expected term represents the estimated period of time until an option is exercised and was determined using the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

Class B Units

Prior to March 2015, Carvana Group did not have an equity incentive plan. In March 2015, Carvana Group adopted the LLC Equity Incentive Plan. Under the LLC Equity Incentive Plan, Carvana Group could grant up to 10.0 million Class B Units to eligible employees, non-employee officers, consultants and directors with service vesting conditions. In connection with the completion of the IPO, Carvana Group discontinued the grant of new awards under the LLC Equity Incentive Plan, however the LLC Equity Incentive Plan will continue in connection with administration of existing awards that remain outstanding. The awards granted under the LLC Equity Incentive Plan are earned over the requisite service period, which is typically four to five years, and must meet the participation threshold requirements to participate in any distributions. As of December 31, 2017, outstanding Class B Units had participation thresholds between $0.00 to $12.00. Vested Class B Units participate in any distributions of Carvana Group in excess of those required for the Convertible Preferred Units and the Class A Units subject to the participation threshold. As discussed in Note 8 — Stockholders' Equity, participants may receive shares of Carvana Co. Class A common stock in exchange for Class B Units on a four-to-five conversion ratio, or cash at the option of Carvana Co., subject to conversion ratio adjustments for stock splits, stock dividends, reclassifications and similar transactions and subject to vesting and the respective participation threshold for Class B Units. Class B Units do not expire.

A summary of the Class B Unit activity for the year ended December 31, 2017 is as follows:

	Class B Units
	Number of Class B Units (in thousands)	Weighted-Average Participation Threshold per Class B Unit
Outstanding at January 1, 2017	6,740	$1.91
Granted	767	$12.00
Exchanged	(51)	$1.81
Forfeited	(35)	$3.48
Outstanding at December 31, 2017	7,421	$2.95

Vested as of December 31, 2017	3,873	$1.41
Expected to vest as of December 31, 2017	3,548	$4.62

The Company used a third party valuation specialist to assist management in its estimation of the grant-date fair value of the Class B Units on the respective grant dates. As the participation threshold provides a threshold similar to that of an exercise price for a stock option, the Company used option pricing valuation models with the following weighted-average assumptions:

	For the Years Ended December 31,
	2017	2016	2015
Expected volatility(1)	63.0%	68.0%	65.0%
Expected dividend yield	—%	—%	—%
Expected term (in years)(2)	6.3	1.8	2.5
Risk-free interest rate	1.9%	0.9%	1.2%
Weighted-average grant date fair value per Class B Unit	$7.04	$0.34	$0.34
(1) Measured using selected high-growth guideline companies and considering the risk factors that would influence the range of expected volatility because the Company does not have sufficient historical data to provide a reasonable basis upon which to estimate the expected volatility.
(2) In 2017, the expected term represents the estimated period of time until an award is exchanged and was determined using the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

Company Performance Plan

The Company created the Performance Plan on July 25, 2016, whereby the Company was authorized to grant up to 1.0 million performance units (the “Performance Units”) to certain employees and consultants. The Performance Units granted were subject to continued employment and were only exercisable upon a qualifying transaction, which included an initial public offering, as defined in the Performance Plan. The IPO completed on May 3, 2017 constituted a qualifying transaction under the terms of the Performance Plan. The Company chose to settle the outstanding Performance Units in equity awards of Carvana Co. and recognized compensation expense related to the vested portion of these equity awards upon completion of the IPO.